CG Variable Annuity
                          Accounts I & II

                  CIGNA Variable Products
                       S&P 500 Index Fund
-----------------------------------------
                            Annual Report
                        December 31, 2001






                      CG Flexible Annuity
                CG Group Variable Annuity





[CIGNA LOGO]

--------------------------------------------------------------------------------
CG Variable Annuity Accounts I & II                                            1

Dear Investor:

We're pleased to provide you with this annual report for Connecticut General Variable Annuity Accounts I & II for the twelve months ended December 31, 2001.

Following is a summary of key performance results:

For qualified contractholders

o Accumulation unit values for the Flexible Annuity decreased 13.14% from the December 31, 2000 level, from $220.347 to $191.372.

o For all other qualified individual contracts, accumulation unit values decreased 12.84%, from $235.458 to $205.218.

o Accumulation unit values for group qualified contracts with 50 participants or more decreased 12.40% from $276.439 to $242.153 during the period from January 1, 2001 to December 31, 2001.

o Over the last five years (January 1, 1997 to December 31, 2001), the unit values for group qualified contracts with 50 participants or more increased 62.78%.

For non-qualified contractholders

o Accumulation unit values for the Flexible Annuity decreased 13.14% from the December 31, 2000 level, from $194.325 to $168.782.

o For all other non-qualified individual contracts, accumulation unit values decreased 12.84%, from $209.001 to $182.159.

o Accumulation unit values for group non-qualified contracts decreased 12.40% from $245.356 to $214.925 during the period from January 1, 2001 to December 31, 2001.

o Over the last five years (January 1, 1997 to December 31, 2001), the unit values for group non-qualified contracts increased 62.78%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for the CIGNA Variable Products S&P 500 Index Fund, the mutual fund supporting Variable Annuity Accounts I and II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.


/s/ John Y. Kim

John Y. Kim
President,
CIGNA Retirement & Investment Services

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  2

Statement of Assets and Liabilities
December 31, 2001

Assets:
Investment in CIGNA Variable Products S&P 500 Index Fund at net asset value,
  3,399,719.100 shares at
 $17.31 per share (cost $30,693,016; net unrealized appreciation $28,156,122)                                      $58,849,138
Receivable from Connecticut General Life Insurance Company                                                             199,272
                                                                                                                   -----------
  Total assets                                                                                                      59,048,410
                                                                                                                   -----------
Net Assets                                                                                                         $59,048,410
                                                                                                                   ===========
Net Assets Represented By:
                                                                                                        Unit
                                                                                             Units      Value
                                                                                            -------    -------
Accumulation Contracts
Group contracts:
 50 participants or more                                                                    141,936    242.153     $34,370,228
 Less than 50 participants                                                                   17,477    222.739       3,892,810
 Tax-deferred annuity contracts issued after May 1, 1976                                     62,384    195.386      12,188,960
Individual contracts:
 Variable annuity contracts                                                                  10,250    205.218       2,103,485
 Flexible annuity contracts                                                                  11,527    191.372       2,205,945
Amounts retained by Connecticut General Life Insurance Company                                2,240    195.386         437,665
Annuity Contracts
Group contracts:
 50 participants or more                                                                    293,552      4.860       1,426,663
 Tax-deferred annuity contracts issued after May 1, 1976                                     11,528      5.916          68,200
Individual contracts:
 Variable annuity contracts (53-3)                                                            2,577      6.249          16,104
 Variable annuity contracts (53-5)                                                          376,316      5.302       1,995,227
 Flexible annuity contracts                                                                  57,149      6.004         343,123
                                                                                                                   -----------
                                                                                                                   $59,048,410
                                                                                                                   ===========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  3


Statements of Operations

-----------------------------------------------------------------------------------------------------
                                                                      For the year ended December 31,
                                                                     --------------------------------
                                                                           2001               2000
-----------------------------------------------------------------------------------------------------
Investment Income
 Dividends                                                           $     712,688      $   1,596,619
 Expenses:
   Mortality and expense risk                                              272,450            356,758
                                                                     -------------      -------------
    Net investment income                                                  440,238          1,239,861
                                                                     -------------      -------------

Realized Gain on Investments
 Proceeds from sale of shares                                            7,181,516          9,698,003
 Cost of shares sold                                                     5,317,899          5,525,801
                                                                     -------------      -------------
 Realized gain from security transactions - net                          1,863,617          4,172,202
 Capital gain distribution                                                      --          1,096,782
                                                                     -------------      -------------
    Realized gain on investments - net                                   1,863,617          5,268,984
                                                                     -------------      -------------

Unrealized Appreciation on Investments
 Beginning of period                                                    39,661,987         54,143,246
 End of period                                                          28,156,122         39,661,987
                                                                     -------------      -------------
    Unrealized depreciation on investments during the year             (11,505,865)       (14,481,259)
                                                                     -------------      -------------

Decrease in Net Assets Resulting from Operations                     $  (9,202,010)     $  (7,972,414)
                                                                     =============      =============


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  4

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------
                                                                      For the year ended December 31,
                                                                     --------------------------------
                                                                           2001               2000
-----------------------------------------------------------------------------------------------------
From Operations
 Net investment income                                               $     440,238      $   1,239,861
 Realized gain on investments - net                                      1,863,617          5,268,984
 Unrealized depreciation on investments during the year                (11,505,865)       (14,481,259)
                                                                     -------------      -------------
   Decrease in net assets resulting from operations                     (9,202,010)        (7,972,414)
                                                                     -------------      -------------

From Unit Transactions
 Participant contributions                                                 225,877            265,618
 Transfers between funds - net                                            (301,898)          (290,917)
 Withdrawal of funds on terminated/matured contracts                    (5,608,359)        (8,090,054)
 Annuity benefit distributions                                            (756,438)        (1,161,796)
 Mortality guarantee adjustment                                            255,925            127,498
 Equalization adjustment                                                     5,730              4,770
                                                                     -------------      -------------
   Decrease in net assets derived from unit transactions                (6,179,163)        (9,144,881)
                                                                     -------------      -------------

Decrease in Net Assets                                                 (15,381,173)       (17,117,295)
                                                                     -------------      -------------

Net Assets, Beginning of Period                                         74,429,583         91,546,878
                                                                     -------------      -------------

Net Assets, End of Period                                            $  59,048,410      $  74,429,583
                                                                     =============      =============


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements                    5

1. Organization

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

  A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 2001. The Fund was organized by CG Life in 1968.

  B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are represented in the mortality guarantee adjustment.

  C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

  D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817(h), there is no taxable income attributable to the Account (See Note
      7).

3. Cost of Investments

The cost of investments represents the accumulated cost of Fund shares purchased and sold by the Account at net asset value with net participant contributions received, and from reinvestment of all distributions made by the Fund. The cost of purchases and proceeds from sales of investments were $1,222,770 and $7,181,516, respectively, for the year ended December 31, 2001.

4. Changes in Units Outstanding

Accumulation units issued and redeemed were 1,149 and 23,163, respectively, for the year ended December 31, 2001. Annuity units distributed were 132,521 for the year ended December 31, 2001. Annuity units are issued in the event of an annuitization. There were no annuitizations during the year ended December 31, 2001.

5. Expenses and Related Party Transactions

Participant contributions are net of premium taxes (if any) and sales load of $28,310 and $21,223 for the years ended December 31, 2001 and 2000, respectively. These amounts are deducted from participant contributions before amounts are invested in the Account and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 1.10%, depending on contract size, are also paid to CG Life.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)        6

Withdrawal of funds on terminated contracts is net of administrative charges of $4,903 and $6,291 for the years ended December 31, 2001 and 2000, respectively. These amounts are paid to CG Life in accordance with the contract.

During the years ended December 31, 2001 and 2000, management fees were paid to TimesSquare Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products S&P 500 Index Fund. The advisory agreement provides for a fee at the annual rate of 0.50% of the average net assets of the S&P 500 Index Fund for the years then ended.

Contracts were sold primarily by persons who were insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who were similarly authorized to sell variable annuities. Contracts are no longer actively sold.

6. Financial Highlights

A summary of changes in unit values and various performance ratios follows.

-----------------------------------------------------------------------------
                                                           For the year ended
                                                            December 31, 2001
-----------------------------------------------------------------------------
Accumulation Contracts:
Group Contracts:
50 participants or more
Unit value, beginning of period                                  276.439
Net investment income                                              2.302
Net realized and unrealized loss on investment
   transactions                                                  (36.588)
                                                                --------
Unit value, end of period                                        242.153
                                                                ========
Total return*                                                    -12.403%
Ratios (as a % of average net assets):
   Expenses**                                                      0.250%
   Investment income***                                            1.113%
Less than 50 participants
Unit value, beginning of period                                  254.946
Net investment income                                              1.512
Net realized and unrealized loss on investment
   transactions                                                  (33.719)
                                                                --------
Unit value, end of period                                        222.739
                                                                ========
Total return*                                                    -12.633%
Ratios (as a % of average net assets):
   Expenses**                                                      0.511%
   Investment income***                                            1.057%


Tax-deferred annuity contracts
  issued after May 1, 1976
Unit value, beginning of period                                  223.839
Net investment income                                              1.124
Net realized and unrealized loss on investment
   transactions                                                  (29.577)
                                                                --------
Unit value, end of period                                        195.386
                                                                ========
Total return*                                                    -12.711%
Ratios (as a % of average net assets):
   Expenses**                                                      0.600%
   Investment income***                                            1.160%
Individual Contracts:
Variable annuity contracts
Unit value, beginning of period                                  235.458
Net investment income                                              0.883
Net realized and unrealized loss on investment
   transactions                                                  (31.123)
                                                                --------
Unit value, end of period                                        205.218
                                                                ========
Total return*                                                    -12.843%
Ratios (as a % of average net assets):
   Expenses**                                                      0.750%
   Investment income***                                            1.073%

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)        7

-----------------------------------------------------------------------------
                                                           For the year ended
                                                            December 31, 2001
-----------------------------------------------------------------------------
Flexible annuity contracts
Unit value, beginning of period                                  220.347
Net investment income                                              0.123
Net realized and unrealized loss on investment
   transactions                                                  (29.098)
                                                                --------
Unit value, end of period                                        191.372
                                                                ========
Total return*                                                    -13.150%
Ratios (as a % of average net assets):
   Expenses**                                                      1.100%
   Investment income***                                            1.115%
Annuity Contracts:
Group Contracts:
50 participants or more
Unit value, beginning of period                                    5.799
Net investment income                                             (0.178)
Net realized and unrealized loss on investment
   transactions                                                   (0.761)
                                                                --------
Unit value, end of period                                          4.860
                                                                ========
Total return*                                                    -16.192%
Ratios (as a % of average net assets):
   Expenses****                                                    4.750%
   Investment income***                                            1.164%
Tax-deferred annuity contracts
   issued after May 1, 1976
Unit value, beginning of period                                    7.084
Net investment income                                             (0.239)
Net realized and unrealized loss on investment
   transactions                                                   (0.929)
                                                                --------
Unit value, end of period                                          5.916
                                                                ========
Total return*                                                    -16.488%
Ratios (as a % of average net assets):
   Expenses****                                                    5.100%
   Investment income***                                            1.169%


Individual Contracts:
Variable annuity contracts (53-3)
Unit value, beginning of period                                    7.421
Net investment income                                             (0.198)
Net realized and unrealized loss on investment
   transactions                                                   (0.974)
                                                                --------
Unit value, end of period                                          6.249
                                                                ========
Total return*                                                    -15.793%
Ratios (as a % of average net assets):
   Expenses****                                                    4.250%
   Investment income***                                            1.148%
Variable annuity contracts (53-5)
Unit value, beginning of period                                    6.327
Net investment income                                             (0.195)
Net realized and unrealized loss on investment
   transactions                                                   (0.830)
                                                                --------
Unit value, end of period                                          5.302
                                                                ========
Total return*                                                    -16.200%
Ratios (as a % of average net assets):
   Expenses****                                                    4.750%
   Investment income***                                            1.197%
Flexible annuity contracts
Unit value, beginning of period                                    7.191
Net investment income                                             (0.244)
Net realized and unrealized loss on investment
   transactions                                                   (0.943)
                                                                --------
Unit value, end of period                                          6.004
                                                                ========
Total return*                                                    -16.507%
Ratios (as a % of average net assets):
   Expenses**                                                      5.100%
   Investment income***                                            1.145%

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)        8

* These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** These amounts represent the annualized contract expenses, consisting of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the dividends by the underlying fund in which the subaccounts invest.

**** These ratios represent the annualized contract expenses, consisting of mortality and expense, and assumed investment return charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

7. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  9

Report of Independent Accountants


To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Account I:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CG Variable Account I (the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
February 20, 2002

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                10

Statement of Assets and Liabilities
December 31, 2001



Assets:
Investment in CIGNA Variable Products S&P 500 Index Fund at net asset value,
  344,360.530 shares at $17.31 per share (cost $3,472,906; net unrealized
  appreciation $2,487,975)                                                                                        $5,960,881
                                                                                                                  ----------
  Total assets                                                                                                     5,960,881
                                                                                                                  ----------
Liabilities
Payable to Connecticut General Life Insurance Company                                                                 10,126
                                                                                                                  ----------
  Total liabilities                                                                                                   10,126
                                                                                                                  ----------
Net Assets                                                                                                        $5,950,755
                                                                                                                  ==========
Net Assets Represented By:
                                                                                                      Unit
                                                                                            Units     Value
                                                                                           -------   ------
Accumulation Contracts
Group contracts                                                                              2,315   214.925      $  497,551
Individual contracts:
 Variable annuity contracts                                                                  6,392   182.159       1,164,360
 Flexible annuity contracts                                                                 14,838   168.782       2,504,387
Annuity Contracts
Group contracts                                                                                284     4.730           1,343
Individual contracts:
 Variable annuity contracts                                                                345,402     4.709       1,626,498
 Flexible annuity contracts                                                                 29,578     5.295         156,616
                                                                                                                  ----------
                                                                                                                  $5,950,755
                                                                                                                  ==========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                11

Statements of Operations

--------------------------------------------------------------------------------------------------------
                                                                       For the year ended December 31,
                                                                   -------------------------------------
                                                                        2001                  2000
--------------------------------------------------------------------------------------------------------
Investment Income
 Dividends                                                         $     72,167          $    157,113
 Expenses:
   Mortality and expense risk                                            54,599                70,574
                                                                   ------------          ------------
    Net investment income                                                17,568                86,539
                                                                   ------------          ------------

Realized Gain on Investments
 Proceeds from sale of shares                                           583,758             2,046,684
 Cost of shares sold                                                    475,143               990,681
                                                                   ------------          ------------
 Realized gain from security transactions - net                         108,615             1,056,003
 Capital gain distribution                                                   --               107,927
                                                                   ------------          ------------
    Realized gain on investments - net                                  108,615             1,163,930
                                                                   ------------          ------------

Unrealized Appreciation on Investments
 Beginning of period                                                  3,541,419             5,395,457
 End of period                                                        2,487,975             3,541,419
                                                                   ------------          ------------
    Unrealized depreciation on investments during the year           (1,053,444)           (1,854,038)
                                                                   ------------          ------------

Decrease in Net Assets Resulting from Operations                   $   (927,261)         $   (603,569)
                                                                   ============          ============


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                12

Statements of Changes in Net Assets



--------------------------------------------------------------------------------------------------------
                                                                     For the period ended December 31,
                                                                  --------------------------------------
                                                                        2001                  2000
--------------------------------------------------------------------------------------------------------
From Operations
 Net investment income                                             $     17,568          $     86,539
 Realized gain on investments - net                                     108,615             1,163,930
 Unrealized depreciation on investments during the year              (1,053,444)           (1,854,038)
                                                                   ------------          ------------
   Decrease in net assets resulting from operations                    (927,261)             (603,569)
                                                                   ------------          ------------

From Unit Transactions
 Participant contributions                                                  955                 1,735
 Transfers between funds - net                                               --              (343,818)
 Withdrawal of funds on terminated/matured contracts                   (185,836)             (755,654)
 Annuity benefit distributions                                         (301,185)             (487,532)
 Mortality guarantee adjustment                                          84,976                 3,592
 Equalization adjustment                                                    721               (24,023)
                                                                   ------------          ------------
   Decrease in net assets derived from unit transactions               (400,369)           (1,605,700)
                                                                   ------------          ------------

Decrease in Net Assets                                               (1,327,630)           (2,209,269)
                                                                   ------------          ------------

Net Assets, Beginning of Period                                       7,278,385             9,487,654
                                                                   ------------          ------------

Net Assets, End of Period                                          $  5,950,755          $  7,278,385
                                                                   ============          ============


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements                  13

1. Organization

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

  A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 2001. The Fund was organized by CG Life in 1968.

  B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are represented in the mortality guarantee adjustment.

  C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

  D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817(h), there is no taxable income attributable to the Account (See Note
      7).

3. Cost of Investments

The cost of investments represents the accumulated cost of Fund shares purchased and sold by the Account at net asset value with net participant contributions received, and from reinvestment of all distributions made by the Fund. The cost of purchases and proceeds from sales of investments were $184,144 and $583,758, respectively, for the year ended December 31, 2001.

4. Changes in Units Outstanding

Accumulation units issued and redeemed were 9 and 1,024, respectively, for the year ended December 31, 2001. Annuity units distributed were 58,784 for the year ended December 31, 2001. Annuity units are issued in the event of an annuitization. There were no annuitizations during the year ended December 31, 2001.

5. Expenses and Related Party Transactions

Participant contributions are net of premium taxes (if any) and sales load of $119 and $138 for years ended December 31, 2001 and 2000, respectively. These amounts are deducted from participant contributions before amounts are invested in the Account and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 1.10%, depending on contract size, are also paid to CG Life.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements (Continued)      14

Withdrawal of funds on terminated contracts is net of administrative charges of $255 and $510 for the years ended December 31, 2001 and 2000, respectively. These amounts are paid to CG Life in accordance with the contract.

During the years ended December 31, 2001 and 2000, management fees were paid to TimesSquare Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products S&P 500 Index Fund. The advisory agreement provides for a fee at the annual rate of 0.50% of the average net assets of the S&P 500 Index Fund for the years then ended.

Contracts were sold primarily by persons who were insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who were similarly authorized to sell variable annuities. Contracts are no longer actively sold.

6. Financial Highlights

A summary of changes in unit values and various performance ratios follows.

---------------------------------------------------------------------------
                                                         For the year ended
                                                          December 31, 2001
---------------------------------------------------------------------------
Accumulation Contracts:
Group contracts
Unit value, beginning of period                                245.356
Net investment income                                            2.043
Net realized and unrealized loss on investment
   transactions                                                (32.474)
                                                              --------
Unit value, end of period                                      214.925
                                                              ========
Total return*                                                  -12.403%
Ratios (as a % of average net assets):
   Expenses**                                                    0.250%
   Investment income***                                          1.132%
Individual Contracts:
Variable annuity contracts
Unit value, beginning of period                                209.001
Net investment income                                            0.795
Net realized and unrealized loss on investment
   transactions                                                (27.637)
                                                              --------
Unit value, end of period                                      182.159
                                                              ========
Total return*                                                  -12.843%
Ratios (as a % of average net assets):
   Expenses**                                                    0.750%
   Investment income***                                          1.079%


Flexible annuity contracts
Unit value, beginning of period                                194.325
Net investment income                                            0.113
Net realized and unrealized loss on investment
   transactions                                                (25.656)
                                                              --------
Unit value, end of period                                      168.782
                                                              ========
Total return*                                                  -13.144%
Ratios (as a % of average net assets):
   Expenses**                                                    1.100%
   Investment income***                                          1.150%
Annuity Contracts:
Group contracts
Unit value, beginning of period                                  5.644
Net investment income                                           (0.173)
Net realized and unrealized loss on investment
   transactions                                                 (0.741)
                                                              --------
Unit value, end of period                                        4.730
                                                              ========
Total return*                                                  -16.194%
Ratios (as a % of average net assets):
   Expenses****                                                  4.750%
   Investment income***                                          1.165%

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements (Continued)      15


---------------------------------------------------------------------------
                                                         For the year ended
                                                          December 31, 2001
---------------------------------------------------------------------------
Individual Contracts:
Variable annuity contracts
Unit value, beginning of period                                  5.620
Net investment income                                           (0.150)
Net realized and unrealized loss on investment
   transactions                                                 (0.761)
                                                                ------
Unit value, end of period                                        4.709
                                                                ======
Total return*                                                  -16.210%
Ratios (as a % of average net assets):
   Expenses****                                                  4.750%
   Investment income***                                          1.157%
Flexible annuity contracts
Unit value, beginning of period                                  6.341
Net investment income                                           (0.215)
Net realized and unrealized loss on investment
   transactions                                                 (0.831)
                                                               -------
Unit value, end of period                                        5.295
                                                               =======
Total return*                                                  -16.496%
Ratios (as a % of average net assets):
   Expenses****                                                  5.100%
   Investment income***                                          1.139%

* These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** These ratios represent the annualized contract expenses, consisting of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the dividends by the underlying fund in which the subaccounts invest.

**** These ratios represent the annualized contract expenses, consisting of mortality and expense, and assumed investment return charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

7. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                16

Report of Independent Accountants


To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Account II:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CG Variable Account II (the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
February 20, 2002

--------------------------------------------------------------------------------
                                                                              17

Dear Shareholders:

Our report for CIGNA Variable Products S&P 500[RegTM] Index Fund (the "Fund") covering the year ended December 31, 2001, follows.

Management's Discussion and Analysis

In the first quarter, the S&P 500[RegTM] Index fell 11.86% over the period, its worst quarterly performance in 10 years. Growing concerns regarding the Federal Reserve's (Fed's) ability to reverse the economic tide, negative earnings pre-announcements, reported declines in consumer confidence, and admitted lack of earnings visibility weighed heavily on the equity markets.

The pace of economic growth continued to slow in the second quarter, reflecting the continuing effects of an inventory correction and reduced capital investments. As growth slowed in overseas markets, the strong dollar continued to reduce exports and foreign-sourced income. An emerging weakness in labor markets was compromising consumer confidence and threatening the remaining strongholds of final demand -- consumer spending and homebuilding. There was clear evidence that the deterioration in labor markets had spilled over from manufacturing into the service sector.

Equity markets rallied in the first month of the second quarter, as the S&P 500[RegTM] Index and the NASDAQ rose 7.8% and 15%, respectively. However, this was insufficient to maintain market sentiment. The S&P 500[RegTM] finished the second quarter with a return of 5.85%, slightly behind the 6.1% median U.S. mutual fund, as measured by Morningstar.

Early in the third quarter, Fed chairman Alan Greenspan had been so bold as to venture that the worst might be behind the domestic financial markets. The market appeared to find little comfort in this pronouncement, and a steady deterioration in reported earnings and continued erosion in business capital investing added to investors' anxieties.

Nevertheless, many felt that continued consumer spending -- combined with strength in the housing sector and government fiscal and monetary stimuli -- would offset declines in business investing and exports, producing moderate growth over the remainder of the year that would accelerate in 2002. Just how tenuous this prescription for avoiding recession had been was dramatized by the speed with which the fall in consumer confidence resulting from the terrorist assaults got translated to a fall in so many areas of final demand. The government's suspension in air travel, followed by business and consumer self-imposed curtailments, has resulted in over 100,000 announced job cuts in that industry alone. Emotional and psychological impairment stemming from the tragedy has exhibited itself in reduced productivity, an indifference to leisure activity, and significantly reduced retail purchasing.

Even before the terrible events of September 11, equity market participants had become less inclined to "look across the valley". Despite more interest rate cuts by the Fed in the third quarter, the S&P 500[RegTM] Index fell an additional 14.68%, its worst quarterly performance in 13 years.

The damage within the equity markets was widespread. The average U.S. equity fund, as reported by Lipper Analytics, actually underperformed the S&P 500[RegTM] Index, down 17% for the quarter.

The fourth quarter of 2001 brought to a close a year in which the U.S. had seen itself tested on many fronts. Corporate excesses accumulated during the late '90s continued to be worked off through curtailment of inventories, limited capital investment, and further workforce reductions. A

--------------------------------------------------------------------------------
                                                                              18

free fall in oil prices in October and November was a mixed blessing. It provided a boost to consumer spending and relief for corporate expense structures, while also resulting in an implosion of the energy derivatives markets, forcing Enron into the largest bankruptcy in U.S. history. Although the September terrorist acts laid to rest the question of a U.S. recession, the National Bureau of Economic Research officially declared that the period of negative growth had begun in the March/April timeframe. A yearlong tailspin in corporate profits continued unabated. The economy's reliance on the consumer sector could only be sustained through deep discounts by retailers, most notably in the form of 0% financing by the auto manufacturers. Purchases during the holiday season mostly met lowered expectations.

Despite the economy's weak fundamentals, investors appeared buoyed by the administration's swift and comprehensive anti-terrorist initiatives and the resolve shown by the American people. The stock market advanced smartly ahead of any confirmed evidence of improvement in earnings. For the final three months of 2001, the S&P 500[RegTM] Index advanced 10.69%.

Performance Summary

Returns for the year ended December 31, 2001, were:

Fund                             -12.18%
S&P 500[RegTM] Index             -11.88%


Outlook

The country has overcome much of the psychological trauma of September's terrorist assaults. The economy, thanks to a vast array of stimulus programs, is poised to resume its growth. Aggressive Fed easing has allowed needed corporate restructuring and expansive mortgage refinancing. Additional purchasing power has been made available through tax cuts and lower fuel prices. Investors have driven the S&P 500[RegTM] Index up 21% off its September lows in anticipation of near-term recovery in earnings. However, excess capacity remains at very high levels and the pent-up demand among consumers is clearly lower than in prior recovery periods. Investors are well aware that the stock market tends to advance ahead of the economy itself. However, significant market improvement will likely be unsustainable until broad gains in earnings appear. This suggests near-term volatility over the next several months until more pieces of the recovery picture are assembled.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde
President
CIGNA Variable Products S&P 500 [RegTM] Index Fund

--------------------------------------------------------------------------------
                                                                              19
[THE FOLLOWING TABLULAR MATERIAL WAS REPRESENTED IN PRINTED MATERIAL
AS A LINE CHART]



            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (Unaudited)
                              12/31/91 - 12/31/01


----------------------------------------------
          AVERAGE ANNUAL RETURNS

1 Year        3 Year       5 Year      10 Year
-12.18%       -1.31%       10.51%       11.48%

----------------------------------------------


           Fund           S&P 500 Index
12/91     10000               10000
12/92     10359               10762
12/93     10666               11846
12/94     10737               12003
12/95     14690               16513
12/96     17993               20305
12/97     23993               27079
12/98     30856               34817
12/99     37264               42142
12/00     33772               38305
12/01     29658               33754


CIGNA Variable Products S&P 500(R) Index Fund (the "Fund") performance figures are historical and reflect reinvestment of all dividends. The Fund's investment return and principal value will fluctuate so that an investor's shares, when sold may be worth more or less than their original cost. Past performance does not predict future performance. The Fund's return has been compared with the total return performance of S&P 500(R) Index. This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage changes or other investment expenses. During November 1993, the Fund was indexed to the S&P 500. Prior to November 9, 1993, the Fund was actively managed.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Investments in Securities   20
December 31, 2001

                                                Number of            Value
                                                   Shares            (000)
--------------------------------------------------------------------------
COMMON STOCKS - 88.4%
General Electric Co.                              254,400         $ 10,196
Microsoft Corp.                                   137,900            9,136
Exxon Mobil Corp.                                 175,224            6,886
Citigroup, Inc.                                   131,772            6,652
Wal-Mart Stores, Inc.                             114,200            6,572
Pfizer, Inc.                                      161,050            6,418
Intel Corp.                                       172,000            5,409
International Business Machines Corp.              44,100            5,334
American International Group, Inc.                 66,984            5,319
Johnson & Johnson                                  78,584            4,644
AOL Time Warner Inc.                              113,400            3,640
Merck & Co., Inc.                                  58,300            3,428
Cisco Systems, Inc. (a)                           187,900            3,403
SBC Communications Inc.                            86,094            3,372
Verizon Communications, Inc. (a)                   69,526            3,300
Home Depot, Inc.                                   60,050            3,063
Tyco International Ltd.                            51,165            3,014
Coca-Cola Co.                                      63,700            3,003
Royal Dutch Petroleum Co.                          54,400            2,667
Procter & Gamble Co.                               33,200            2,627
Philip Morris Companies, Inc.                      55,500            2,545
Bank of America Corp.                              40,318            2,538
Bristol-Myers Squibb Co.                           49,600            2,530
ChevronTexaco Corp.                                27,334            2,449
Eli Lilly and Co.                                  28,800            2,262
Abbott Laboratories                                39,700            2,213
PepsiCo, Inc.                                      44,860            2,184
American Home Products Corp.                       33,700            2,068
Fannie Mae                                         25,600            2,035
Viacom, Inc., Class B                              45,433            2,006
Oracle Corp. (a)                                  142,472            1,968
Wells Fargo & Co.                                  43,460            1,888
Morgan (J.P.), Chase & Co.                         50,506            1,836
BellSouth Corp.                                    48,000            1,831
Dell Computer Corp.                                66,600            1,810
AT&T Corp.                                         90,627            1,644
Medtronic, Inc.                                    31,000            1,588
Morgan Stanley Dean Witter & Co.                   28,140            1,574
Amgen, Inc. (a)                                    26,700            1,507
Pharmacia Corp.                                    33,030            1,409
Schering-Plough Corp.                              37,500            1,343
Texas Instruments, Inc.                            44,500            1,246
American Express Co.                               34,200            1,221
Minnesota Mining & Manufacturing Co.               10,000            1,182
Bank One Corp.                                     29,819            1,165
Freddie Mac                                        17,700            1,158
Merrill Lynch & Co., Inc.                          21,700            1,131
duPont, (E.I) de Nemours and Co.                   26,278            1,117
Wachovia Corp.                                     34,828            1,092
Walt Disney Co.                                    52,200            1,082
WorldCom, Inc. (a)                                 75,613            1,065
U.S. Bancorp                                       49,951            1,045
Anheuser-Busch Cos., Inc.                          22,700            1,026
Sun Microsystems, Inc.                             83,100            1,022
Hewlett-Packard Co.                                49,700            1,021
QUALCOMM, Inc.                                     19,600              990
FleetBoston Financial Corp.                        26,787              978
Target Corp.                                       23,200              952
Automatic Data Processing, Inc.                    15,800              931
Lowe's Companies, Inc.                             19,900              924
Fifth Third Bancorp                                14,858              911
Gillette Co.                                       27,200              908
Walgreen Co.                                       26,300              885
AT&T Wireless Services, Inc.                       61,140              878
Comcast Corp., Class A                             24,400              878
McDonald's Corp.                                   32,900              871
Motorola, Inc.                                     56,691              851
Unilever NV                                        14,735              849
Applied Materials, Inc. (a)                        21,000              842
Boeing Co.                                         21,476              833
Electronic Data Systems Corp.                      12,100              829
Colgate-Palmolive Co.                              14,100              814
Schlumberger Ltd.                                  14,800              813
Baxter International, Inc.                         15,100              810
Kimberly-Clark Corp.                               13,432              803
Dow Chemical Co.                                   23,210              784
Duke Energy Corp.                                  19,924              782

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Investments in Securities   21
December 31, 2001 (Continued)

                                                Number of             Value
                                                   Shares             (000)
---------------------------------------------------------------------------
United Technologies Corp.                          12,000         $    776
Bank of New York Co., Inc.                         19,000              775
Alcoa, Inc.                                        21,768              774
Clear Channel Communications, Inc.                 15,200              774
MBNA Corp.                                         21,968              773
First Data Corp.                                    9,800              769
EMC Corp.                                          57,024              766
Marsh & McLennan Companies, Inc.                    7,100              763
Cardinal Health, Inc.                              11,475              742
Washington Mutual, Inc.                            22,407              733
Ford Motor Co.                                     46,397              729
Honeywell International, Inc.                      20,887              706
General Motors Corp.                               14,200              690
Household International, Inc.                      11,746              681
Emerson Electric Co.                               11,100              634
Sprint Corp. (PCS Group)                           25,300              618
Nortel Networks Corp.                              82,340              618
Allstate Corp.                                     18,296              616
Qwest Communications International, Inc.           42,901              606
Kohl's Corp.                                        8,600              606
MetLife, Inc. (a)                                  18,600              589
El Paso Corp.                                      13,143              586
Phillips Petroleum Co.                              9,640              581
UnitedHealth Group, Inc.                            8,000              566
Lucent Technologies, Inc.                          88,036              554
Schwab, Charles Corp.                              35,025              542
Safeway, Inc.                                      12,900              539
Illinois Tool Works, Inc.                           7,900              535
Lockheed Martin Corp.                              11,260              525
Costco Wholesale Corp. (a)                         11,600              515
Waste Management, Inc.                             16,132              515
Computer Associates International, Inc.            14,912              514
HCA Inc.                                           13,200              509
International Paper Co.                            12,451              502
Alltel Corp.                                        8,000              494
Tenet Healthcare Corp. (a)                          8,400              494
Cendant Corp.                                      24,804              486
General Mills, Inc.                                 9,300              484
Micron Technology, Inc.                            15,400              477
SunTrust Banks, Inc.                                7,500              470
Caterpillar, Inc.                                   8,900              465
VERITAS Software Corp.                             10,300              462
Sprint Corp.                                       22,900              460
Conoco, Inc.                                       16,159              457
Gannett Co., Inc.                                   6,800              457
National City Corp.                                15,500              453
Mellon Financial Corp.                             12,000              451
Sara Lee Corp.                                     20,300              451
Southern Co.                                       17,700              449
Sysco Corp.                                        17,100              448
State Street Corp.                                  8,400              439
Kroger Co.                                         20,900              436
Maxim Integrated Products, Inc. (a)                 8,300              436
Omnicome Group, Inc.                                4,800              429
Compaq Computer Corp.                              43,675              426
Carnival Corp.                                     15,100              424
Harley-Davidson, Inc.                               7,800              424
Concord EFS, Inc.                                  12,900              423
BB&T Corp.                                         11,600              419
General Dynamics Corp.                              5,200              414
Analog Devices, Inc. (a)                            9,300              413
PNC Financial Services Group                        7,300              410
Lehman Brothers Holdings, Inc.                      6,080              406
Dominion Resources, Inc.                            6,699              403
Best Buy Co., Inc. (a)                              5,400              402
Exelon Corp.                                        8,325              399
Hartford Financial Services Group, Inc.             6,300              396
Sears, Roebuck & Co.                                8,300              395
FedEx Corp.                                         7,600              394
NIKE, Inc., Class B                                 7,000              394
Guidant Corp.                                       7,900              393
Immunex Corp.                                      13,700              380
Forest Laboratories, Inc.                           4,600              377
Heinz, (H.J.) Co.                                   9,000              370
Anadarko Petroleum Corp.                            6,433              366
Union Pacific Corp.                                 6,400              365
Southwest Airlines Co.                             19,687              364
American Electric Power Co., Inc.                   8,300              361

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Investments in Securities   22
December 31, 2001 (Continued)

                                                Number of             Value
                                                   Shares             (000)
---------------------------------------------------------------------------
Northern Trust Corp.                                5,800         $    349
CIGNA Corp.                                         3,700              343
Williams Companies, Inc.                           13,300              339
Agilent Technologies, Inc. (a)                     11,828              337
USA Education, Inc.                                 4,000              336
Xilinx, Inc.                                        8,600              336
Paychex, Inc.                                       9,600              335
AFLAC, Inc.                                        13,600              334
Albertson's, Inc.                                  10,513              331
ConAgra Foods, Inc.                                13,900              330
Siebel Systems, Inc.                               11,700              327
Genzyme Corp                                        5,400              323
Raytheon Co.                                        9,900              321
TXU Corp.                                           6,800              321
Linear Technology Corp.                             8,200              320
John Hancock Financial Services, Inc.               7,700              318
Baker Hughes, Inc.                                  8,690              317
Kellogg Co.                                        10,500              316
Campbell Soup Co.                                  10,500              314
Equity Office Properties Trust                     10,400              313
XL Capital Ltd., Class A                            3,400              311
Gap (The), Inc.                                    22,162              309
PeopleSoft, Inc.                                    7,630              307
McGraw-Hill Companies, Inc.                         5,000              306
Chubb Corp.                                         4,400              304
Weyerhaeuser Co.                                    5,600              303
CVS Corp.                                          10,200              302
Wrigley (Wm.) Jr. Co.                               5,800              298
Stryker Corp.                                       5,100              298
JDS Uniphase Corp. (a)                             34,000              295
Alcan, Inc.                                         8,200              295
Masco Corp.                                        11,900              292
Capital One Financial Corp.                         5,400              291
Burlington Northern Santa Fe Corp.                 10,067              287
TJX Companies, Inc.                                 7,200              287
May Department Stores Co.                           7,750              287
Interpublic Group of Companies, Inc.                9,700              287
Tribune Co.                                         7,600              284
Progressive Corp.                                   1,900              284
Avon Products, Inc.                                 6,100              284
Northrop Grumman Corp.                              2,800              282
Transocean Sedco Forex, Inc.                        8,171              276
McKesson HBOC, Inc.                                 7,323              275
Broadcom Corp.                                      6,700              274
Air Products & Chemicals, Inc.                      5,800              272
Loews Corp.                                         4,900              271
KeyCorp                                            11,016              268
Comerica, Inc.                                      4,650              267
Deere & Co.                                         6,100              266
FirstEnergy Corp.                                   7,600              266
Sanmina-SCI Corp.                                  13,300              265
King Pharmaceuticals, Inc.                          6,266              264
Yahoo!, Inc.                                       14,600              259
Marriott International, Inc., Class A               6,300              256
Allergan, Inc.                                      3,400              255
MedImmune Inc.                                      5,500              255
Occidental Petroleum Corp.                          9,600              255
Bed Bath & Beyond, Inc. (a)                         7,500              254
FPL Group, Inc.                                     4,500              254
Progress Energy, Inc.                               5,600              252
Boston Scientific Corp.                            10,300              249
NVIDIA Corp. (a)                                    3,700              248
Xcel Energy, Inc.                                   8,820              245
Archer-Daniels-Midland Co.                         16,987              244
St. Paul Companies, Inc.                            5,532              243
Golden West Financial Corp.                         4,100              241
Clorox Co.                                          6,100              241
Pitney Bowes, Inc.                                  6,400              241
Franklin Resources, Inc.                            6,800              240
Aon Corp.                                           6,725              239
KLA-Tencor Corp.                                    4,800              238
USX-Marathon Group                                  7,900              237
Hershey Foods Corp.                                 3,500              237
Lincoln National Corp.                              4,800              233
Solectron Corp.                                    20,600              232
Intuit, Inc.                                        5,300              227
Praxair, Inc.                                       4,100              227
AES Corp. (a)                                      13,700              224

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Investments in Securities   23
December 31, 2001 (Continued)

                                                Number of            Value
                                                   Shares             (000)
---------------------------------------------------------------------------
Unocal Corp.                                        6,200         $    224
Public Service Enterprise Group                     5,300              224
Danaher Corp.                                       3,700              223
Entergy Corp.                                       5,700              223
PPG Industries, Inc.                                4,300              222
Becton, Dickinson & Co.                             6,700              222
Eastman Kodak Co.                                   7,500              221
Univision Communications, Inc., Class A             5,400              218
Barrick Gold Corp.                                 13,692              218
Consolidated Edison, Inc.                           5,400              218
Biogen, Inc. (a)                                    3,800              218
Staples, Inc.                                      11,650              218
Coca-Cola Enterprises, Inc.                        11,500              218
SouthTrust Corp.                                    8,800              217
Nextel Communications, Inc. Class A (a)            19,800              217
Chiron Corp.                                        4,900              215
Dynegy, Inc., Class A                               8,400              214
Corning, Inc.                                      24,000              214
Biomet, Inc.                                        6,900              213
Altera Corp. (a)                                   10,000              212
Applera Corp.- Applied Biosystems Group             5,400              212
Computer Sciences Corp.                             4,300              211
H&R Block, Inc.                                     4,700              210
Cintas Corp.                                        4,300              206
Reliant Energy, Inc.                                7,707              204
MBIA, Inc.                                          3,800              204
Fiserv, Inc.                                        4,800              203
AutoZone, Inc.                                      2,800              201
Federated Department Stores, Inc.                   4,900              200
Equity Residential Properties Trust                 6,900              198
Rohm & Haas Co.                                     5,685              197
Delphi Automotive Systems Corp.                    14,326              196
Apple Computer, Inc.                                8,900              195
Lexmark International, Inc., Class A                3,300              195
CSX Corp.                                           5,500              193
Burlington Resources, Inc.                          5,110              192
Pacific Gas & Electric Corp.                        9,900              190
Mattel, Inc.                                       11,045              190
Newell Rubbermaid, Inc.                             6,807              188
Wellpoint Health Networks, Inc. (a)                 1,600              187
Synovus Financial Corp.                             7,450              187
Xerox Corp.                                        17,800              185
Dover Corp.                                         5,000              185
Starbucks Corp.                                     9,700              185
Tricon Global Restaurants, Inc.                     3,740              184
Adobe Systems, Inc.                                 5,900              183
Network Appliance, Inc. (a)                         8,300              182
Norfolk Southern Corp.                              9,900              181
Jefferson-Pilot Corp.                               3,912              181
Penney (J.C.), Co., Inc.                            6,700              181
Ingersoll-Rand Co.                                  4,300              180
Johnson Controls, Inc.                              2,200              178
Regions Financial Corp.                             5,900              177
DTE Energy Company                                  4,200              176
Apache Corp.                                        3,520              176
Pepsi Bottling Group, Inc.                          7,400              174
AmSouth Bancorp.                                    9,200              174
New York Times Co., Class A                         4,000              173
St. Jude Medical, Inc.                              2,150              167
MGIC Investment Corp.                               2,700              167
AmerisourceBergen Corp.                             2,600              165
Georgia-Pacific Corp.                               5,816              161
Moody's Corp.                                       4,000              159
Ambac Financial Group, Inc.                         2,750              159
Convergys Corp.                                     4,200              157
UnumProvident Corp.                                 5,925              157
Cincinnati Financial Corp.                          4,100              156
Genuine Parts Co.                                   4,250              156
Kinder Morgan, Inc.                                 2,800              156
Union Planters Corp.                                3,400              153
Limited, Inc.                                      10,400              153
Avery Dennison Corp.                                2,700              153
Starwood Hotels & Resorts Worldwide, Inc.           5,100              152
Zimmer Holdings, Inc.                               4,980              152
Charter One Financial, Inc.                         5,576              151
Fortune Brands, Inc.                                3,800              150
Tellabs, Inc.                                      10,000              150
HEALTHSOUTH Corp.                                  10,000              148

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Investments in Securities   24
December 31, 2001 (Continued)

                                                Number of             Value
                                                   Shares             (000)
---------------------------------------------------------------------------
Ameren Corp.                                        3,500         $    148
Molex, Inc.                                         4,775              148
UST Inc.                                            4,200              147
Stillwell Financial, Inc.                           5,400              147
LSI Logic Corp.                                     9,300              147
Office Depot, Inc.                                  7,900              146
IMS Health, Inc.                                    7,500              146
Novellus Systems, Inc.                              3,700              146
Halliburton Co.                                    11,100              145
Textron, Inc.                                       3,500              145
Knight-Ridder, Inc.                                 2,200              143
Bear Stearns Companies, Inc.                        2,425              142
Willamette Industries, Inc.                         2,700              141
Mirant Corp.                                        8,760              140
Kerr-McGee Corp.                                    2,538              139
Parker-Hannifin Corp.                               3,025              139
Teradyne, Inc.                                      4,600              139
Circuit City Stores-Circuit City Group              5,300              138
Amerada Hess Corp.                                  2,200              137
Sabre Holdings Corp., Class A                       3,240              137
RadioShack Corp.                                    4,500              135
Advanced Micro Devices, Inc.                        8,400              133
National Semiconductor Corp.                        4,300              132
Family Dollar Stores, Inc.                          4,400              132
Zions Bancorporation                                2,500              131
Sempra Energy                                       5,354              131
Cinergy Corp.                                       3,920              131
International Game Technology                       1,900              130
Calpine Corp.                                       7,700              129
PPL Corp.                                           3,700              129
Devon Energy Corp.                                  3,300              128
Eaton Corp.                                         1,700              126
Ecolab, Inc.                                        3,100              125
KeySpan Corp.                                       3,600              125
Whirlpool Corp.                                     1,700              125
Nabors Industries, Inc.                             3,600              124
Countrywide Credit Industries, Inc.                 3,000              123
Torchmark Corp.                                     3,100              122
PACCAR, Inc.                                        1,850              121
Edison International                                8,000              121
TMP Worldwide, Inc.                                 2,800              120
Dollar General Corp.                                8,047              120
Vulcan Materials Co.                                2,500              120
TRW, Inc.                                           3,200              119
ITT Industries, Inc.                                2,300              116
Health Management Assoc., Inc., Class A             6,300              116
CIENA Corp. (a)                                     8,100              116
Jabil Circuit, Inc.                                 5,100              116
NiSource, Inc.                                      5,000              115
Dow Jones & Co., Inc.                               2,100              115
Robert Half International, Inc.                     4,300              115
Aetna, Inc.                                         3,442              113
EOG Resources, Inc.                                 2,900              113
Tiffany & Co.                                       3,600              113
CenturyTel, Inc.                                    3,450              113
Jones Apparel Group, Inc.                           3,400              113
Noble Drilling Corp.                                3,300              112
W.W. Grainger, Inc.                                 2,300              110
Leggett & Platt, Inc.                               4,800              110
V. F. Corp.                                         2,800              109
Allegheny Energy, Inc.                              3,000              109
Comverse Technology, Inc.                           4,800              107
Sherwin-Williams Co.                                3,900              107
Brown-Forman Corp., Class B                         1,700              106
Constellation Energy Group, Inc.                    4,000              106
Huntington Bancshares, Inc.                         6,166              106
Harrah's Entertainment, Inc.                        2,850              105
PerkinElmer, Inc.                                   3,000              105
Thermo Electron Corp.                               4,400              105
Compuware Corp.                                     8,900              105
Price (T. Rowe), Group, Inc.                        3,000              104
Darden Restaurants, Inc.                            2,900              103
Citrix Systems, Inc.                                4,500              102
Nucor Corp.                                         1,900              101
Goodyear Tire & Rubber Co.                          4,200              100
Toys `R` Us, Inc.                                   4,800              100
Hilton Hotels Corp.                                 9,000               99
BMC Software, Inc. (a)                              6,000               98

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Investments in Securities   25
December 31, 2001 (Continued)

                                                    Number of           Value
                                                       Shares           (000)
---------------------------------------------------------------------------
Qlogic Corp.                                        2,200         $     98
Stanley Works                                       2,100               98
PMC-Sierra, Inc. (a)                                4,600               98
SAFECO Corp.                                        3,100               97
Unisys Corp.                                        7,600               95
Scientific-Atlanta, Inc.                            3,900               93
Conexant Systems, Inc.                              6,500               93
TECO Energy, Inc.                                   3,500               92
Centex Corp.                                        1,600               91
Newmont Mining Corp.                                4,735               90
Donnelley (R.R.), & Sons Co.                        3,000               89
Pinnacle West Capital Corp.                         2,100               88
Delta Air Lines, Inc.                               3,000               88
Rockwell Collins, Inc.                              4,500               88
Placer Dome, Inc.                                   8,000               87
Engelhard Corporation                               3,150               87
ADC Telecommunications, Inc. (a)                   18,800               86
Symbol Technologies, Inc.                           5,400               86
NCR Corp.                                           2,300               85
Watson Pharmaceuticals, Inc.                        2,700               85
Equifax, Inc.                                       3,500               85
Sealed Air Corp. (a)                                2,061               84
Avaya, Inc. (a)                                     6,828               83
AMR Corp. (a)                                       3,700               82
Wendy's International, Inc.                         2,800               82
Applied Micro Circuits Corp. (a)                    7,200               82
Rockwell International Corp.                        4,500               80
Cooper Industries, Inc.                             2,300               80
Sunoco, Inc.                                        2,100               78
Ashland, Inc.                                       1,700               78
Bard (C.R.), Inc.                                   1,200               77
Mead Corp.                                          2,500               77
CMS Energy Corp.                                    3,200               77
Black & Decker Corp.                                2,000               75
Sigma-Aldrich Corp.                                 1,900               75
Deluxe Corporation                                  1,800               75
Inco Limited                                        4,400               75
Eastman Chemical Co.                                1,900               74
Pall Corp.                                          3,000               72
International Flavors & Fragrances, Inc.            2,400               71
Fluor Corp.                                         1,900               71
Supervalu, Inc.                                     3,200               71
Westvaco Corp.                                      2,450               70
American Power Conversion Corp. (a)                 4,800               69
Citizens Communications Company                     6,500               69
Pactiv Corp.                                        3,900               69
Niagra Mohawk Holdings, Inc.                        3,900               69
Temple-Inland, Inc.                                 1,200               68
Mercury Interactive Corp.                           2,000               68
Hasbro, Inc.                                        4,175               68
Allied Waste Industries, Inc. (a)                   4,800               67
Pulte Homes, Inc.                                   1,500               67
Millipore Corp.                                     1,100               67
Nordstrom, Inc.                                     3,300               67
Goodrich Corp.                                      2,500               67
Liz Claiborne, Inc.                                 1,300               65
Kmart Corp.                                        11,800               64
Bemis Company, Inc.                                 1,300               64
Gateway, Inc.                                       7,900               64
Alberto-Culver Company, Class B                     1,400               63
Phelps Dodge Corp.                                  1,916               62
Certegy, Inc.                                       1,750               60
Tektronix, Inc.                                     2,300               59
Manor Care, Inc.                                    2,500               59
Maytag Corp.                                        1,900               59
Vitesse Semiconductor Corp.                         4,600               57
Navistar International Corp. (a)                    1,400               55
AT&T Wireless Group                                 3,800               55
Palm, Inc.                                         13,827               54
Autodesk, Inc.                                      1,400               52
KB HOME                                             1,300               52
Parametric Technology Corp.                         6,600               52
Dana Corp.                                          3,643               51
Ball Corp.                                            700               49
Bausch & Lomb, Inc.                                 1,300               49
Snap-on, Inc.                                       1,450               49
Winn-Dixie Stores, Inc.                             3,400               48
Humana, Inc.                                        4,100               48

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Investments in Securities   26
December 31, 2001 (Continued)

                                                Number of             Value
                                                   Shares             (000)
---------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Class B (a)   3,600         $     48
Coors, Adolph Co., Class B                            900               48
Boise Cascade Corp.                                 1,400               48
Visteon Corp. (a)                                   3,151               47
NICOR, Inc.                                         1,100               46
Brunswick Corp.                                     2,100               46
Quintiles Transnational Corp.                       2,800               45
Rowan Companies, Inc.                               2,300               45
Andrew Corp. (a)                                    1,993               44
Meredith Corp.                                      1,200               43
Novell, Inc.                                        9,100               42
FMC Corp.                                             700               42
USX-U.S. Steel Group                                2,200               40
Cummins, Inc.                                       1,000               39
Crane Co.                                           1,500               38
Reebok International Ltd.                           1,400               37
Conseco, Inc.                                       7,958               35
Dillard's, Inc., Class A                            2,200               35
Peoples Energy Corp.                                  900               34
Ryder System, Inc.                                  1,500               33
Allegheny Technologies, Inc.                        1,970               33
Worthington Industries, Inc.                        2,100               30
Thomas & Betts Corp.                                1,400               30
Great Lakes Chemical Corp.                          1,200               29
Cooper Tire & Rubber Co.                            1,800               29
Big Lots, Inc.                                      2,700               28
Tupperware Corp.                                    1,400               27
Providian Financial Corp.                           7,400               26
Hercules, Inc.                                      2,600               26
Timken Co.                                          1,500               24
Sapient Corp.                                       3,000               23
American Greetings Corp., Class A                   1,600               22
Louisiana-Pacific Corp.                             2,500               21
Longs Drug Stores Corp.                               900               21
Potlach Corp.                                         700               21
Power-One, Inc.                                     1,900               20
McDermott International, Inc.                       1,500               18
Viasys Healthcare, Inc.                               642               13
Acuity Brands, Inc.                                 1,000               12
US Airways Group, Inc.                              1,600               10
Kadant, Inc.                                          269                4
National Service Industries, Inc.                   1,000                2
Aegon N.V.                                             70                2
WorldComm, Inc.-MCI Group                              12                -
Crown Vantage, Inc. (a)                               120                -
                                                                  --------
Total Common Stocks - 88.4%
 (Cost - $221,388)                                                 267,759
                                                                  --------
PREFERRED STOCK - 0.0%
Sealed Air Corp., 4.00%, (Convertible) Class A
   (Cost - $19)                                       475               20
                                                                  --------
WARRANTS - 0.0%
Washington Group International, Inc.,
   Expires 2003 (a) (Cost - $0)                        46                -
                                                                  --------
SHORT-TERM OBLIGATIONS - 11.7%
Money Market Fund - 11.0%
CIGNA Variable Products Money Market Fund      33,213,000           33,213
                                                                  --------


                                                Principal
                                                    (000)
                                              ----------
U.S. Government - 0.7%
U.S. Treasury Bills,
 3.28%, 2/14/02 (b)                                $1,600            1,594
 1.94%, 2/28/02 (b)                                   250              249
 2.24%, 3/28/02 (b)                                   150              149
 1.78%, 7/2/02 (b)                                     50               50
                                                                  --------
                                                                     2,042
                                                                  --------
Total Short-Term Obligations
  (Cost - $35,255)                                                  35,255
                                                                  --------
TOTAL INVESTMENTS IN SECURITIES - 100.1%
 (Total Cost - $256,662)                                           303,034
Liabilities in excess of Cash and Others
  Assets - (0.1%)                                                     (232)
                                                                  --------
NET ASSETS - 100.0%                                               $302,802
                                                                  ========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Investments in Securities   27

December 31, 2001 (Continued)

NOTES TO INVESTMENTS IN SECURITIES
(a) Non-income producing securities.
(b) This security, or a portion thereof, was pledged as collateral for Stock Index Futures Contracts. At December 31, 2001, the Fund was long 121 S&P 500[RegTM] Futures Contracts expiring in March 2002. Unrealized gains amounted to $142,950. Underlying face value was $34,620,350 and underlying market value was $34,763,300.
    Tax Information
(c) At December 31, 2001, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $257,040,230, was as follows:

    Aggregate gross unrealized appreciation for all investments
     in which there was an excess of value over tax cost           $ 74,190,395
    Aggregate gross unrealized depreciation for all investments
     in which there was an excess of tax cost over value            (28,195,800)
                                                                   ------------
    Unrealized appreciation - net                                  $ 45,994,595
                                                                   ============

(d) As of December 31, 2001, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

    Undistributed ordinary income                                 $    382,955
    Capital loss carryforward:
      Expiring 2009                                               $  8,332,899

CIGNA Variable Products S&P 500[RegTM] Index Fund

                                              Market     % of
                                               Value    Market
Ten Largest Positions (Unaudited)              (000)     Value
--------------------------------------------------------------
General Electric Co.                         $10,196      3.4%
Microsoft Corp.                                9,136      3.0
Exxon Mobil Corp.                              6,886      2.3
Citigroup, Inc.                                6,652      2.2
Wal-Mart Stores, Inc.                          6,572      2.2
Pfizer, Inc.                                   6,418      2.1
Intel Corp.                                    5,409      1.8
International Business Machines Corp.          5,334      1.8
American International Group, Inc.             5,319      1.8
Johnson & Johnson                              4,644      1.5


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund                             28

Statement of Assets and Liabilities
December 31, 2001
(In Thousands)

Assets:
Investments in securities at value                               $303,034
Cash                                                                    1
Interest and dividends receivable, net of withholding taxes           274
Investment for Trustees' deferred compensation plan                   123
Receivable for fund shares sold                                        14
                                                                 --------
  Total assets                                                    303,446
                                                                 --------
Liabilities:
Futures variation margin payable                                      306
Deferred Trustees' fees payable                                       123
Administrative services fees payable                                   55
Payable for fund shares redeemed                                       52
Advisory fees payable                                                  49
Custodian fees payable                                                 26
Audit and legal fees payable                                           15
Registration fees payable                                              13
Other accrued expenses                                                  5
                                                                 --------
  Total liabilities                                                   644
                                                                 --------
Net Assets                                                       $302,802
                                                                 ========
Components of Net Assets:
Paid in capital                                                  $264,811
Undistributed net investment income                                   329
Accumulated net realized loss                                      (8,853)
Net unrealized appreciation of investments                         46,515
                                                                 --------
Net Assets                                                       $302,802
                                                                 ========
Shares Outstanding                                                 17,491
                                                                 ========
Net Asset Value and Redemption Price per Share                   $  17.31
                                                                 ========
Cost of Investments                                              $256,662
                                                                 ========


Statement of Operations
For the Year Ended December 31, 2001
(In Thousands)

Investment Income:
Income:
   Dividends (net of foreign taxes withheld of $19)                 $  3,461
   Interest                                                            1,347
                                                                    --------
                                                                       4,808
                                                                    --------
Expenses:
   Investment advisory fees                             $621
   Custodian fees and expenses                           170
   Administrative services fees                          128
   Auditing and legal fees                                49
   Registration fees                                      34
   Shareholder reports                                    10
   Trustees' fees                                          5
   Other                                                   4
                                                        -----
   Total expenses                                       1,021
   Less expenses waived by adviser                      (284)
                                                        -----
   Net expenses                                         $737
                                                        -----
Net Investment Income                                                  4,071
                                                                    --------
Realized and Unrealized Gain (Loss)
   on Investments:
   Net realized gain (loss) from:
   Futures contracts                                                  (8,116)
   Investments                                                           958
                                                                    --------
                                                                      (7,158)
                                                                    --------
   Net change in unrealized appreciation
      (depreciation) of:
   Futures contracts                                                   2,154
   Investments                                                       (38,601)
                                                                    --------
                                                                     (36,447)
                                                                    --------
Net Realized and Unrealized Loss on
   Investments                                                       (43,605)
                                                                    --------
Net Decrease in Net Assets Resulting from
   Operations                                                       $(39,534)
                                                                    ========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund                             29


Statements of Changes in Net Assets
(In Thousands)

                                                        For the Year Ended
                                                           December 31,
                                                      ----------------------
                                                         2001         2000
                                                      ----------------------
Operations:
Net investment income                                  $  4,071     $  4,896
Net realized and unrealized loss
   on investments                                       (43,605)     (34,350)
                                                      ---------    ---------
Net decrease in net assets from operations              (39,534)     (29,454)
                                                      ---------    ---------
Dividends and Distributions:
From net investment income                               (3,665)      (6,277)
From net realized gain                                       --       (1,791)
From capital                                                 --       (2,521)
                                                      ---------    ---------
Total dividends and distributions                        (3,665)     (10,589)
                                                      ---------    ---------
Capital Share Transactions:
Net proceeds from shares sold                            93,983       68,628
Net asset value of shares issued to
   shareholders in reinvestment of dividends
   and distributions                                      3,665       10,589
                                                      ---------    ---------
                                                         97,648       79,217
Cost of shares redeemed                                 (44,386)     (29,216)
                                                      ---------    ---------
Net increase in net assets from Fund share
   transactions                                          53,262       50,001
                                                      ---------    ---------
Net Increase in Net Assets                               10,063        9,958
Net Assets:
Beginning of period                                     292,739      282,781
                                                      ---------    ---------
End of period *                                        $302,802     $292,739
                                                      =========    =========
* Includes undistributed (overdistributed) net
   investment income of:                               $    329     $    (77)
                                                      =========    =========

Transactions in Capital Stock
Shares sold                                               4,993        3,076
Shares issued in reinvestment of dividends
   and distributions                                        210          525
                                                      ---------    ---------
                                                          5,203        3,601
Shares redeemed                                          (2,387)      (1,311)
                                                      ---------    ---------
Net increase in shares outstanding                        2,816        2,290
                                                      =========    =========


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund                             30


Financial Highlights

--------------------------------------------------------------------------------------------------------------------
                                                                    For the Year Ended December 31,
                                                   -----------------------------------------------------------------
                                                        2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $  19.95      $ 22.83      $  19.73     $  15.83     $  12.40
                                                     --------      -------      --------     --------     --------
Income from investment operations:
Net investment income (a)                                0.23         0.35          0.32         0.34         0.25
Net realized and unrealized gain (loss)                 (2.66)       (2.49)         3.75         4.14         3.86
                                                     --------      -------      --------     --------     --------
Total from investment operations                        (2.43)       (2.14)         4.07         4.48         4.11
                                                     --------      -------      --------     --------     --------
Less dividends and distributions:
Dividends from net investment income                    (0.21)       (0.44)        (0.51)       (0.40)       (0.32)
Distributions from capital gains                           --        (0.30)        (0.46)       (0.18)       (0.36)
                                                     --------      -------      --------     --------     --------
Total dividends and distributions                       (0.21)       (0.74)        (0.97)       (0.58)       (0.68)
                                                     --------      -------      --------     --------     --------
Net asset value, end of period                       $  17.31      $ 19.95      $  22.83     $  19.73     $  15.83
                                                     ========      =======      ========     ========     ========
Total Return (b)                                       (12.18)%      (9.37)%       20.77%       28.60%       33.35%
Ratios to Average Net Assets:
Gross expenses                                           0.35%        0.36%         0.38%        0.63%        0.85%
Fees and expenses waived or borne by the adviser         0.10%        0.11%         0.13%        0.19%        0.30%
Net expenses                                             0.25%        0.25%         0.25%        0.44%        0.55%
Net investment income                                    1.38%        1.64%         1.57%        1.95%        1.63%
Portfolio Turnover                                          2%           4%            3%           2%           4%
Net assets, End of Period (000 omitted)              $302,802      $292,739     $282,781     $206,475     $116,308

(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Notes to                    31
Financial Statements

1. Utilization of Indexation Approach.
CIGNA Variable Products S&P 500[RegTM] Index Fund (the "Fund") seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500[RegTM] Composite Stock Price Index.

2. Significant Accounting Policies. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value, as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

B. Futures Contracts -- The Fund is authorized to enter into S&P 500[RegTM] futures contracts. A Fund may use futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the S&P 500[RegTM] Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index, while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there are unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities and the possibility of an illiquid market.

C. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

D. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund Notes to                    32
Financial Statements
(Continued)

gains have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

E. Dividends and Distributions to Shareholders -- Dividends from net investment income and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid-in capital may be required.

3. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.25% of average daily net assets until April 30, 2002, and thereafter to the extent described in the Fund's then current prospectus.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash in the affiliated CIGNA Variable Products Money Market Fund ("CVPMM") managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. Income distributions from CVPMM, which amounted to $1,217,544 for the year ended December 31, 2001, are recorded as interest income in the Statement of Operations.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 2001, the Fund paid or accrued $127,931.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. Purchases and Sales of Securities.
Purchases and sales of securities, excluding short-term obligations, for the year ended December 31, 2001, were $610,437 and $68,262, respectively, for U.S. Government and Agency Obligations and $60,077,157 and $5,787,633, respectively, for all other securities.

6. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 17,490,507 shares outstanding at December 31, 2001, 17,327,811 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. The remainder, representing 0.9% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund                             33


Report of Independent Accountants


To the Trustees and Shareholders of CIGNA Variable Products S&P 500[RegTM] Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CIGNA Variable Products S&P 500[RegTM] Index Fund (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund                           34
(Unaudited)

Trustees and Officers

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Trust's Board of Trustees. Each Trustee's term of office will be until the next annual meeting of shareholders or until the election of the Trustee's successor.


                                                                                                Number of
Name,                      Position         Length                                              Portfolios in   Other
Address*                   Held with        of Time       Principal Occupation(s) During        Fund Complex    Directorships
and Age                    Fund             Served        Past 5 Years                          Overseen        Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

Russell H.                 Trustee          Trustee       Vice President (Investor Relations,   14              --
Jones                                       since 1995    Public Relations) and Treasurer,
57                                                        Kaman Corporation (helicopters
                                                          and aircraft components,
                                                          industrial)


Paul J.                    Trustee          Trustee       Special Advisor to Board of           14              Director -- Western
McDonald                                    since 1995    Directors, Friendly Ice Cream                         Massachusetts
58                                                        Corporation (family restaurants                       Electric Company
                                                          and dairy products)

Affiliated Trustees and Fund Officers

Thomas C.                 Trustee          Trustee       President, CIGNA Retirement &         14              Director of various
Jones                                      since 1997    Investment Services; Chairman of                      subsidiaries of
55                                                       the Board of Directors, TimesSquare                   CIGNA Corporation
                                                         Capital Management, Inc.;
                                                         President, CIGNA Individual
                                                         Insurance

Richard H.                President        President     Managing Director, CIGNA              14              Director of various
Forde                                      since 1998    Retirement & Investment Services,                     subsidiaries of
48                                                       Inc. and TimesSquare Capital                          CIGNA Corporation
                                                         Management, Inc.

Alfred A.                 Vice President   Officer       CIGNA Funds Treasurer; Assistant      14              --
Bingham III               and Treasurer    Since 1982    Vice President, TimesSquare
57                                                       Capital Management, Inc.

Jeffrey S.                Vice President   Officer       Senior Counsel, CIGNA                 14              --
Winer                     and Secretary    Since 1993    Corporation
44

* All Trustees and officers have an address c/o TimesSquare Capital Management, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500[RegTM] Index Fund (Continued)                 35
(Unaudited)

--------------------------------------------------------------------------------
"Standard & Poor's[RegTM]," "S&P[RegTM]," "S&P 500[RegTM]," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500[RegTM] Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

CIGNA Variable Products S&P 500[RegTM] Index Fund is an open-end, diversified management investment company that seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500[RegTM] Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103.
--------------------------------------------------------------------------------

This report has been prepared for the information of participants of CG Variable Annuity accounts I & II pursuant to variable annuity contracts issued by Connecticut General Life Insurance Company.

--------------------------------------------------------------------------------

CIGNA Variable Products S&P 500 Index Fund was organized by Connecticut General Life Insurance Company in 1968. The name of the fund was changed in January 1996 from Companion Fund to CIGNA Variable Products S&P 500 Index Fund to better reflect the Fund's investment strategy. Both TimesSquare Capital Management, Inc. and CIGNA Financial Services, Inc. are affiliates of Connecticut General Life Insurance Company.



[CIGNA LOGO]

Printed in U.S.A.
501370 12/01